UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

___	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _______ to _______.

Date of Report (Date of earliest event reported):
Commission File Number of securitizer:
Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

X	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0000807641

GS Mortgage-Backed Securities Trust 2026-RPL1
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity:

Garrett Wallace, (212) 357-0655
Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained By the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G.  Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: March 31, 2026

GS Mortgage Securities Corp.
(Depositor)

By:	/s/ Garrett Wallace
Name: Garrett Wallace
Title: Vice President

EXHIBIT INDEX

Exhibit Number

99.1      Disclosures required by Rule 15Ga-2 for SitusAMC

Schedule 1 – Executive Summary/Narrative
Schedule 2 – Title Diligence Summary
Schedule 3 – Title Diligence Exceptions
Schedule 4 – Modification Extract
Schedule 5 – Modification Only Extract
Schedule 6 – Extension Deferment
Schedule 7 – Collection Comment Report
Schedule 8 – Servicing Pay History Limited
Schedule 9 – Exception Comment
Schedule 10 – Exception Extract

99.2      Disclosures required by Rule 15Ga-2 for Opus Capital Markets Consultants, LLC

Schedule 1 – Executive Summary/Narrative
Schedule 2 – Rating Agency Grades Summary Report
Schedule 3 – ATR OR QM Report
Schedule 4 – Supplemental Data Extract
Schedule 5 – Valuation Report
Schedule 6 – Data Compare Report
Schedule 7 – Standard Findings Report
Schedule 8 – Loan Summary Report
Schedule 9 – Exception Report
Schedule 10 – Rating Agency Grades
Schedule 11 – Data Compare

99.3            Disclosures required by Rule 15Ga-2 for Clayton Services, LLC

Schedule 1 – Executive Summary/Narrative
Schedule 2 – Conditions Report
Schedule 3 – Loan Level Tape Compare
Schedule 4 – Rating Agency ATR QM
Schedule 5 – Custom Upload